Property and equipment - Summary of information about property plant equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Cost
Beginning Balance	$ 1,494
Ending Balance	1,206	$ 1,494
Net carrying amounts
Property and equipment	1,206	1,494
Cost
Cost
Beginning Balance	2,340	1,462
Additions	162	1,141
Disposals	(46)	(263)
Ending Balance	0	2,340
Net carrying amounts
Property and equipment	0	2,340
Accumulated depreciation
Accumulated depreciation
Beginning Balance	846	719
Depreciation	450	390
Disposals	(46)	(263)
Ending Balance	1,250	846
Computer equipment
Cost
Beginning Balance	167
Ending Balance	74	167
Net carrying amounts
Property and equipment	74	167
Computer equipment | Cost
Cost
Beginning Balance	290	373
Additions	7	180
Disposals	(46)	(263)
Ending Balance	0	290
Net carrying amounts
Property and equipment	0	290
Computer equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	123	229
Depreciation	100	157
Disposals	(46)	(263)
Ending Balance	177	123
Laboratory equipment
Cost
Beginning Balance	905
Ending Balance	816	905
Net carrying amounts
Property and equipment	816	905
Laboratory equipment | Cost
Cost
Beginning Balance	1,068	107
Additions	128	961
Disposals	0	0
Ending Balance	0	1,068
Net carrying amounts
Property and equipment	0	1,068
Laboratory equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	163	69
Depreciation	217	94
Disposals	0	0
Ending Balance	380	163
Office furniture and equipment
Cost
Beginning Balance	137
Ending Balance	132	137
Net carrying amounts
Property and equipment	132	137
Office furniture and equipment | Cost
Cost
Beginning Balance	332	332
Additions	27	0
Disposals	0	0
Ending Balance	0	332
Net carrying amounts
Property and equipment	0	332
Office furniture and equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	195	157
Depreciation	32	38
Disposals	0	0
Ending Balance	227	195
Leasehold improvements
Cost
Beginning Balance	285
Ending Balance	184	285
Net carrying amounts
Property and equipment	184	285
Leasehold improvements | Cost
Cost
Beginning Balance	650	650
Additions	0	0
Disposals	0	0
Ending Balance	0	650
Net carrying amounts
Property and equipment	0	650
Leasehold improvements | Accumulated depreciation
Accumulated depreciation
Beginning Balance	365	264
Depreciation	101	101
Disposals	0	0
Ending Balance	$ 466	$ 365